Intangibles Assets - Schedule of Intangible Assets (Details)	Jun. 30, 2018 USD ($)
Intangible assets, cost	$ 5,815,620
Intangible assets, Accumulated Amortization	(44,210)
Intangible assets, Net	5,771,410
Management Service Agreement [Member]
Intangible assets, cost	4,224,113
Intangible assets, Accumulated Amortization
Intangible assets, Net	4,224,113
Non Compete Agreement [Member]
Intangible assets, cost	1,591,507
Intangible assets, Accumulated Amortization	(44,210)
Intangible assets, Net	$ 1,547,297